Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Assets	12 Months Ended
Jun. 30, 2024
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Minimum [Member] | Transportation equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years
Minimum [Member] | Equipment and office furniture [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	1 year
Minimum [Member] | Office buildings [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	31 years
Minimum [Member] | Office building related facility, machinery and equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	1 year
Maximum [Member] | Transportation equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	10 years
Maximum [Member] | Equipment and office furniture [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years
Maximum [Member] | Office buildings [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	50 years
Maximum [Member] | Office building related facility, machinery and equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years